Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Research and development credit	(4.76%)	(1.61%)
Nondeductible expenses	3.18%	1.81%
Loss in joint venture	(7.44%)	(1.99%)
Foreign income tax rate difference	2.99%	(1.04%)
Others, net	(0.78%)	0.02%
Valuation allowance	(17.35%)	(17.79%)
Effective tax rate	0.00%	0.00%